Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2015
Short-term Borrowings

Short-term borrowings at March 31, 2014 and 2015 consist of the following:

	Yen in millions
	March 31,
	2014	2015
Loans, principally from banks, with a weighted-average interest at March 31, 2014 and March 31, 2015 of 2.57% and of 2.83% per annum, respectively	1,165,580	1,167,792
Commercial paper with a weighted-average interest at March 31, 2014 and March 31, 2015 of 0.49% and of 0.41% per annum, respectively	3,665,240	3,880,396

	4,830,820	5,048,188

Long-term Debt

Long-term debt at March 31, 2014 and 2015 comprises the following:

	Yen in millions
	March 31,
	2014	2015
Unsecured loans, representing obligations principally to banks, due 2014 to 2029 in 2014 and due 2015 to 2029 in 2015 with interest ranging from 0.00% to 39.50% per annum in 2014 and from 0.01% to 39.50% per annum in 2015	3,368,711	3,712,598
Secured loans, representing obligations principally to finance receivables securitization due 2014 to 2030 in 2014 and due 2015 to 2030 in 2015 with interest ranging from 0.10% to 12.00% per annum in 2014 and from 0.10% to 2.92% per annum in 2015	1,226,080	1,594,489
Medium-term notes of consolidated subsidiaries, due 2014 to 2047 in 2014 and due 2015 to 2047 in 2015 with interest ranging from 0.10% to 9.40% per annum in 2014 and from 0.13% to 9.40% per annum in 2015	5,355,176	6,740,355
Unsecured notes of parent company, due 2014 to 2023 in 2014 and due 2015 to 2024 in 2015 with interest ranging from 0.19% to 3.00% per annum in 2014 and from 0.19% to 3.00% per annum in 2015	400,000	380,000
Unsecured notes of consolidated subsidiaries, due 2014 to 2031 in 2014 and due 2015 to 2032 in 2015 with interest ranging from 0.08% to 41.79% per annum in 2014 and from 0.03% to 41.79% per annum in 2015	1,124,810	1,469,218
Secured notes of consolidated subsidiaries, due 2016 to 2018 in 2015 with interest ranging from 8.40% to 9.55% per annum in 2015	—	13,580
Long-term capital lease obligations, due 2014 to 2030 in 2014 and due 2015 to 2030 in 2015 with interest ranging from 0.50% to 14.73% per annum in 2014 and from 0.50% to 14.73% per annum in 2015	21,796	19,459

	11,496,573	13,929,699
Less - Current portion due within one year	(2,949,663)	(3,915,304)

	8,546,910	10,014,395

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2016	3,915,304
2017	2,380,969
2018	2,867,620
2019	1,690,587
2020	1,718,136